Label		Element	Value
Fair Value, Inputs, Level 1 [Member]
Notes Payable, Fair Value Disclosure	[1]	us-gaap_NotesPayableFairValueDisclosure	$ 0
Notes Payable, Fair Value Disclosure	[1]	us-gaap_NotesPayableFairValueDisclosure	0
Notes Payable, Fair Value Disclosure	[2]	us-gaap_NotesPayableFairValueDisclosure	0
Fair Value, Inputs, Level 2 [Member]
Notes Payable, Fair Value Disclosure	[1]	us-gaap_NotesPayableFairValueDisclosure	0
Notes Payable, Fair Value Disclosure	[2]	us-gaap_NotesPayableFairValueDisclosure	0
Notes Payable, Fair Value Disclosure	[1]	us-gaap_NotesPayableFairValueDisclosure	$ 0

[1]	Excludes note payable to the CEO.
[2]	Excludes note payable to the majority shareholder